Line of Credit (Details) - Line of Credit [Member] - USD ($)	Jul. 25, 2017	Feb. 28, 2017
Line of Credit (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 500,000
Debt Instrument, Description of Variable Rate Basis		the line of credit of $229,000, which bore interest at a variable rate based on the London InterBank Offered Rate (LIBOR)
Repayments of Long-term Lines of Credit	$ 229,000
Guarantor Obligations, Related Party Disclosure		Glade M. Knight, the General Partner’s Chief Executive Officer, and David S. McKenney, the General Partner’s Chief Financial Officer, had guaranteed repayment of the line of credit and did not receive any consideration in exchange for providing this guarantee.